Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Genter Capital Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Dividend Income ETF
Class Name	Genter Capital Dividend Income ETF
Trading Symbol	GEND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital Dividend Income ETF for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GEND. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GEND
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEND	$20	0.38%*
*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 2,792,600
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 1,918
Investment Company, Portfolio Turnover	5.48%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$2,792,600
Number of Holdings	39
Net Advisory Fee	$1,918
Portfolio Turnover	5.48%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Cisco Systems Inc	4.4%
JPMorgan Chase & Co	4.4%
Northern Trust Corp	4.2%
Enbridge Inc	4.1%
CVS Health Corp	3.9%
Altria Group Inc	3.8%
M&T Bank Corp	3.7%
Chevron Corp	3.6%
Emerson Electric Co	3.5%
Blackrock Inc	3.5%

Genter Capital International Dividend ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital International Dividend ETF
Class Name	Genter Capital International Dividend ETF
Trading Symbol	GENW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital International Dividend ETF for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENW. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENW
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GENW	$20	0.38%*
*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[2]
Net Assets	$ 1,995,737
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,383
Investment Company, Portfolio Turnover	2.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$1,995,737
Number of Holdings	36
Net Advisory Fee	$1,383
Portfolio Turnover	2.07%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Barclays PLC	5.0%
Mitsubishi UFJ Financial Group Inc	4.6%
Sumitomo Mitsui Financial Group Inc	4.3%
ABB Ltd	4.1%
Banco Bilbao Vizcaya Argentaria SA	4.0%
Enel SpA	3.7%
Telefonaktiebolaget LM Ericsson	3.6%
Enbridge Inc	3.4%
Orange SA	3.4%
AstraZeneca PLC	3.3%

Genter Capital Taxable Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Taxable Quality Intermediate ETF
Class Name	Genter Capital Taxable Quality Intermediate ETF
Trading Symbol	GENT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital Taxable Quality Intermediate ETF for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENT. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENT
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 Investment
GENT	$19	0.38%*
*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[3]
Net Assets	$ 61,134,657
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 48,731
Investment Company, Portfolio Turnover	16.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$61,134,657
Number of Holdings	53
Net Advisory Fee	$48,731
Portfolio Turnover	16.63%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
United States Treasury Note, 3.875% 9/30/29	12.6%
United States Treasury Note, 2.875% 5/15/32	7.8%
United States Treasury Note, 4.625% 2/15/35	7.1%
United States Treasury Note, 4% 1/31/31	7.0%
United States Treasury Note, 3.5% 2/15/33	4.9%
United States Treasury Note, 1.25% 3/31/28	4.7%
United States Treasury Note, 1.125% 2/28/27	2.9%
Utah Acquisition Sub Inc, 3.95% 6/15/26	2.8%
Sprint Capital Corp, 8.75% 3/15/32	2.4%
United States Treasury Note, 4.125% 7/31/31	2.4%

Genter Capital Municipal Quality Intermediate ETF
Shareholder Report [Line Items]
Fund Name	Genter Capital Municipal Quality Intermediate ETF
Class Name	Genter Capital Municipal Quality Intermediate ETF
Trading Symbol	GENM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Genter Capital Municipal Quality Intermediate ETF for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://genterfunds.com/GENM. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://genterfunds.com/GENM
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
GENM	$19	0.38%*
*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[4]
Net Assets	$ 15,496,171
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 8,458
Investment Company, Portfolio Turnover	24.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$15,496,171
Number of Holdings	79
Net Advisory Fee	$8,458
Portfolio Turnover	24.88%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) State Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	14.3%
Louisiana Housing Corp	4.8%
Wayne County Airport Authority	4.2%
PEFA Inc	3.8%
Kentucky Public Energy Authority	3.8%
Monroe & St Clair Counties Community Unit School District No 4 Columbia/IL	3.5%
Patriots Energy Group Financing Agency	3.1%
County of Broward FL Port Facilities Revenue	2.9%
Northeastern Illinois University	2.8%
Greater Clark Building Corp	2.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized